NOTES PAYABLE (Details Narrative) - USD ($)											3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 14, 2014	Oct. 29, 2013	Jul. 11, 2013	Jul. 09, 2013	Apr. 30, 2013	Jan. 29, 2013	Nov. 13, 2012	Sep. 28, 2012	Jul. 09, 2012	Jun. 19, 2012	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Common stock, par value											$ 0.001		$ 0.001		$ 0.001	$ 0.001
Deferred financing costs															$ 139,667
Amortization of deferred financing costs											$ 32,857		$ 144,903		17,458
Amortization of deferred debt discount											$ 67,797		$ 833,035		$ 156,250	$ 102,500
Induced conversion expense																299,577
Incremental conversion option intrinsic value benefit
Exercisable at initial exercise prices											$ 2.20		$ 2.20		$ 10.85
Proceeds from convertible debt													$ 1,662,500			500,000
$1,250,000 Senior Convertible Notes Payable To Related Parties [Member]
Short-term Debt [Line Items]
Debt principal amount	$ 1,250,000
Convertible promissory note	$ 1,250,000
Number of shares called by warrants	1,136,364
Common stock, par value	$ 0.001
Exercise price per share	$ 2.00
Interest expense, debt	$ 1,250,000
Percentage of outstanding principal annual rate	7.00%
Notes maturity date	Nov. 14, 2015
Terms of senior convertible notes customary antidilution description

The terms of the $1,250,000 Senior Convertible Notesincluded customary anti-dilution protection and also included “piggy-back” registration rights with respect to theshares of common stock underlying the $1,250,000 Senior Convertible Notes and warrants.

Percentage of cash equal of principal amount	115.00%
Deferred financing costs	$ 139,667
Amortization of deferred financing costs															$ 17,458
Debt discount amount															1,250,000
Fair value of basis warrants issued															701,250
Fair value of conversion feature issuance															548,750
Amortization of deferred debt discount															$ 156,250
$1,250,000 Senior Convertible Notes Payable To Related Parties [Member] | Palladium Capital Advisors, LLC [Member]
Short-term Debt [Line Items]
Number of shares called by warrants															56,818
Exercise price per share															$ 2.00
Notes maturity date															Nov. 14, 2019
Placement agent fee															$ 62,500
300,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Short-term Debt [Line Items]
Debt principal amount		$ 300,000
Interest expense, debt		$ 48,674
Debt converted into stock		281,691
300,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Harlan Press And Doron Ziv [Member]
Short-term Debt [Line Items]
Convertible promissory note										$ 300,000
Percentage of stockholders's grater than officers										10.00%
Issuance of warrants to purchase of common stock										9,303
50,000 Senior Convertible Notes Payable to Related Parties [Member]
Short-term Debt [Line Items]
Amortization of deferred debt discount															$ 3,530
50,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Short-term Debt [Line Items]
Debt principal amount		$ 50,000
Debt converted into stock		41,667
50,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Mr. Frija [Member]
Short-term Debt [Line Items]
Convertible promissory note								$ 500,000
Interest expense, debt								$ 8,113
Issuance of warrants to purchase of common stock								1,374
350,000 Senior Convertible Notes Payable to Related Parties [Member]
Short-term Debt [Line Items]
Convertible promissory note				$ 350,000
Percentage of outstanding principal annual rate				18.00%
Notes maturity date				Jul. 08, 2016
Fair value of conversion feature issuance				$ 350,000												3,937
Amortization of deferred debt discount																4,550
Debt converted into stock		350,000
Percentage of conversion price				1.10%
Incremental conversion option intrinsic value benefit				$ 3,937
Debt discount		$ 350,000		$ 4,550
Exercisable at initial exercise prices				$ 5.71
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Warrant [Member]
Short-term Debt [Line Items]
Convertible into the common stock lower price per share				$ 5.71
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Short-term Debt [Line Items]
Convertible promissory note		350,000
Interest expense, debt		$ 16,126
Convertible into the common stock lower price per share		$ 3.00
Debt converted into stock		116,668
Percentage of conversion price		110.00%
Debt conversion converted instrument amount		$ 350,000
Induced conversion expense																246,375
Conversion price amount																350,000
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Ralph Frija [Member]
Short-term Debt [Line Items]
Convertible promissory note				$ 200,000
Common stock purchase of warrants				3,373
Amortization of deferred debt discount				$ 10,000
Percentage of stockholders's grater than officers				5.00%
Issuance of warrants to purchase of common stock				1,927
Percentage of obtained by dividing				5.00%
Weighted average closing price per share				$ 5.19
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Holman [Member]
Short-term Debt [Line Items]
Convertible promissory note				$ 100,000
Amortization of deferred debt discount				$ 5,000
Percentage of stockholders's grater than officers				5.00%
Issuance of warrants to purchase of common stock				964
Percentage of obtained by dividing				5.00%
Weighted average closing price per share				$ 5.19
350,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Vaccaro [Member]
Short-term Debt [Line Items]
Convertible promissory note				$ 50,000
Amortization of deferred debt discount				$ 2,500
Issuance of warrants to purchase of common stock				482
Percentage of obtained by dividing				5.00%
Weighted average closing price per share				$ 5.19
75,000 Senior Convertible Notes Payable to Related Parties [Member]
Short-term Debt [Line Items]
Convertible promissory note		75,000
Interest expense, debt		3,957
Fair value of conversion feature issuance																75,000
Amortization of deferred debt discount			$ 75,000													825
Debt conversion converted instrument amount		$ 75,000
Induced conversion expense																53,202
Debt discount			$ 825
Number of stock shares issued during period			75,000
Number convertible debt amended			$ 300,000
Number convertible debt amended 1			50,000
75,000 Senior Convertible Notes Payable to Related Parties [Member] | Private Placement [Member]
Short-term Debt [Line Items]
Convertible into the common stock lower price per share		$ 3.00
Debt converted into stock		25,000
Debt conversion converted instrument amount		$ 75,000
75,000 Senior Convertible Notes Payable to Related Parties [Member] | Securities Purchase Agreements [Member] | Vaccaro [Member]
Short-term Debt [Line Items]
Convertible promissory note			$ 75,000
Notes maturity date			Jul. 10, 2016
Amortization of deferred debt discount			$ 3,750
Issuance of warrants to purchase of common stock			718
Percentage of obtained by dividing			5.00%
Weighted average closing price per share			$ 5.227
Exercisable at initial exercise prices			$ 5.75
Option excercisable date			Jul. 10, 2018
500,000 Senior Convertible Note Payable to Stockholder [Member]
Short-term Debt [Line Items]
Notes maturity date					Apr. 22, 2016		Jan. 08, 2014
Convertible into the common stock lower price per share					$ 2.577
Percentage of conversion price					1.10%
Number convertible debt amended							$ 500,000
500,000 Senior Convertible Note Payable to Stockholder [Member] | Ralph Frija [Member]
Short-term Debt [Line Items]
Notes maturity date									Apr. 22, 2016
Convertible into the common stock lower price per share									$ 2.577
Percentage of stockholders's grater than officers									5.00%
Percentage of conversion price									110.00%
Proceeds from convertible debt									$ 500,000
Percentage of proceeds excess of initial principal amount									125.00%
500,000 Senior Convertible Note Payable [Member]
Short-term Debt [Line Items]
Percentage of outstanding principal annual rate						18.00%
Notes maturity date						Jan. 28, 2016
Convertible into the common stock lower price per share						$ 3.3775
Percentage of conversion price						1.10%
Incremental conversion option intrinsic value benefit						$ 79,527
500,000 Senior Convertible Note Payable [Member] | Warrant [Member]
Short-term Debt [Line Items]
Exercisable at initial exercise prices						$ 3.3775
500,000 Senior Convertible Note Payable [Member] | Securities Purchase Agreements [Member] | Robert John Sali [Member]
Short-term Debt [Line Items]
Convertible promissory note						$ 500,000
Amortization of deferred debt discount						$ 25,000
Issuance of warrants to purchase of common stock						8,142
Percentage of obtained by dividing						5.00%
Weighted average closing price per share						$ 3.07
Receive gross proceeds from equity offering						$ 500,000
500,000 Senior Convertible Note Payable [Member] | Private Placement
Short-term Debt [Line Items]
Convertible promissory note		50,000
Interest expense, debt		$ 93,267
Debt converted into stock		166,662
50,000 Senior Convertible Note Payable [Member]
Short-term Debt [Line Items]
Fair value of conversion feature issuance																79,527
Amortization of deferred debt discount																$ 10,131
50,000 Senior Convertible Note Payable [Member] | Private Placement [Member]
Short-term Debt [Line Items]
Convertible promissory note		$ 50,000
Interest expense, debt		$ 66,329
Debt converted into stock		148,039
Percentage of conversion price		110.00%